Intangible assets and goodwill - Acquisition or manufacturing costs of intangible assets and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	€ 1,381,009
Additions - amortization	(152,325)	€ (144,669)	€ (135,482)
Balance at the end of the period	1,459,393	1,381,009
Capitalized develoment costs	123,275	137,041
Reconciliation of goodwill
Balance at the beginning of the period	12,958,728
Balance at the end of the period	14,361,577	12,958,728
Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,381,009
Balance at the end of the period	1,459,393	1,381,009
Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,171,132
Balance at the end of the period	1,233,451	1,171,132
Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	30,518
Balance at the end of the period	28,612	30,518
Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	469,711
Balance at the end of the period	450,872	469,711
Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	59,714
Balance at the end of the period	36,061	59,714
Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	49,464
Balance at the end of the period	48,974	49,464
Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	233,272
Balance at the end of the period	315,965	233,272
Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	198,938
Balance at the end of the period	217,629	198,938
Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	129,515
Balance at the end of the period	135,338	129,515
Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	209,877
Balance at the end of the period	225,942	209,877
Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	207,535
Balance at the end of the period	224,851	207,535
Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,342
Balance at the end of the period	1,091	2,342
Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	12,958,728
Balance at the end of the period	14,361,577	12,958,728
Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,481,531	2,578,616
Foreign currency translation	155,206	(180,499)
Changes in consolidation group	7,297	20,002
Additions	166,568	182,704
Reclassifications	10,098	2,120
Disposals	(81,497)	(121,412)
Balance at the end of the period	2,739,203	2,481,531	2,578,616
Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,244,987	2,320,344
Foreign currency translation	135,523	(158,755)
Changes in consolidation group	7,297	20,002
Additions	166,568	182,704
Reclassifications	10,098	2,104
Disposals	(80,818)	(121,412)
Balance at the end of the period	2,483,655	2,244,987	2,320,344
Gross carrying amount | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	311,353	332,722
Foreign currency translation	24,652	(26,948)
Changes in consolidation group	5,475	6,682
Additions		327
Disposals	(1,684)	(1,430)
Balance at the end of the period	339,796	311,353	332,722
Gross carrying amount | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	685,730	742,621
Foreign currency translation	51,733	(57,258)
Changes in consolidation group		185
Reclassifications	2	182
Balance at the end of the period	737,465	685,730	742,621
Gross carrying amount | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	188,463	202,287
Foreign currency translation	8,038	(12,468)
Changes in consolidation group	(46)
Additions	4,741	3,222
Reclassifications	154	2,581
Disposals	(29,772)	(7,159)
Balance at the end of the period	171,578	188,463	202,287
Gross carrying amount | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	62,774	68,931
Foreign currency translation	4,867	(4,590)
Reclassifications		(1,567)
Balance at the end of the period	67,641	62,774	68,931
Gross carrying amount | Construction in progress.
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	233,272	267,403
Foreign currency translation	9,990	(10,499)
Additions	128,666	146,057
Reclassifications	(55,446)	(168,797)
Disposals	(517)	(892)
Balance at the end of the period	315,965	233,272	267,403
Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	394,314	298,039
Foreign currency translation	19,639	(24,621)
Additions	15,427	12,487
Reclassifications	52,220	117,584
Disposals	(21,387)	(9,175)
Balance at the end of the period	460,213	394,314	298,039
Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	369,081	408,341
Foreign currency translation	16,604	(22,371)
Changes in consolidation group	1,868	13,135
Additions	17,734	20,611
Reclassifications	13,168	52,121
Disposals	(27,458)	(102,756)
Balance at the end of the period	390,997	369,081	408,341
Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	236,544	258,272
Foreign currency translation	19,683	(21,744)
Reclassifications		16
Disposals	(679)
Balance at the end of the period	255,548	236,544	258,272
Gross carrying amount | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	233,492	255,047
Foreign currency translation	19,419	(21,555)
Balance at the end of the period	252,911	233,492	255,047
Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	3,052	3,225
Foreign currency translation	264	(189)
Reclassifications		16
Disposals	(679)
Balance at the end of the period	2,637	3,052	3,225
Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	13,515,133	14,409,852
Foreign currency translation	985,053	(1,148,174)
Changes in consolidation group	444,272	253,455
Balance at the end of the period	14,944,458	13,515,133	14,409,852
Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,100,522)	(1,152,286)
Foreign currency translation	(67,751)	75,419
Changes in consolidation group	55	412
Additions - amortization	(152,325)	(144,669)
Impairment loss	(10,096)	(1,556)
Reclassifications	(1,012)	2,640
Disposals	51,841	119,518
Balance at the end of the period	(1,279,810)	(1,100,522)	(1,152,286)
Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,073,855)	(1,124,468)
Foreign currency translation	(65,549)	73,016
Changes in consolidation group	55	412
Additions - amortization	(152,325)	(144,669)
Impairment loss	(9,359)	(304)
Reclassifications	(1,012)	2,640
Disposals	51,841	119,518
Balance at the end of the period	(1,250,204)	(1,073,855)	(1,124,468)
Accumulated depreciation / amortization / impairment | Non-compete agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(280,835)	(296,123)
Foreign currency translation	(22,622)	24,152
Changes in consolidation group	55	315
Additions - amortization	(9,456)	(10,697)
Reclassifications		6
Disposals	1,674	1,512
Balance at the end of the period	(311,184)	(280,835)	(296,123)
Accumulated depreciation / amortization / impairment | Technology
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(216,019)	(175,010)
Foreign currency translation	(15,422)	13,488
Additions - amortization	(53,160)	(55,318)
Impairment loss	(1,023)
Reclassifications	(969)	821
Balance at the end of the period	(286,593)	(216,019)	(175,010)
Accumulated depreciation / amortization / impairment | Licenses and distribution agreements
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(128,749)	(143,712)
Foreign currency translation	(5,027)	7,933
Changes in consolidation group		22
Additions - amortization	(4,134)	(3,545)
Reclassifications	(76)	181
Disposals	2,469	10,372
Balance at the end of the period	(135,517)	(128,749)	(143,712)
Accumulated depreciation / amortization / impairment | Customer relationships
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(13,310)	(11,356)
Foreign currency translation	(1,278)	613
Additions - amortization	(4,079)	(4,134)
Reclassifications		1,567
Balance at the end of the period	(18,667)	(13,310)	(11,356)
Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(195,376)	(169,185)
Foreign currency translation	(10,747)	12,565
Additions - amortization	(49,787)	(43,321)
Impairment loss	(7,206)
Reclassifications	(529)	88
Disposals	21,061	4,477
Balance at the end of the period	(242,584)	(195,376)	(169,185)
Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(239,566)	(329,082)
Foreign currency translation	(10,453)	14,265
Changes in consolidation group		75
Additions - amortization	(31,709)	(27,654)
Impairment loss	(1,130)	(304)
Reclassifications	562	(23)
Disposals	26,637	103,157
Balance at the end of the period	(255,659)	(239,566)	(329,082)
Accumulated depreciation / amortization / impairment | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(26,667)	(27,818)
Foreign currency translation	(2,202)	2,403
Impairment loss	(737)	(1,252)
Balance at the end of the period	(29,606)	(26,667)	(27,818)
Accumulated depreciation / amortization / impairment | Trade names
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(25,957)	(27,818)
Foreign currency translation	(2,103)	2,351
Impairment loss		(490)
Balance at the end of the period	(28,060)	(25,957)	(27,818)
Accumulated depreciation / amortization / impairment | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(710)
Foreign currency translation	(99)	52
Impairment loss	(737)	(762)
Balance at the end of the period	(1,546)	(710)
Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(556,405)	(392,597)
Foreign currency translation	(26,476)	30,170
Impairment loss		(193,978)
Balance at the end of the period	(582,881)	(556,405)	€ (392,597)
Hyperinflationary economies | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,537
Balance at the end of the period	3,785	2,537
Hyperinflationary economies | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,537
Balance at the end of the period	3,326	2,537
Hyperinflationary economies | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	719
Balance at the end of the period	892	719
Hyperinflationary economies | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	1,818
Balance at the end of the period	2,434	1,818
Hyperinflationary economies | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	459
Hyperinflationary economies | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	459
Hyperinflationary economies | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	24
Balance at the end of the period	34	24
Hyperinflationary economies | Gross carrying amount | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	4,941
Balance at the end of the period	7,325	4,941
Hyperinflationary economies | Gross carrying amount | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	4,941
Balance at the end of the period	6,511	4,941
Hyperinflationary economies | Gross carrying amount | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,081
Balance at the end of the period	2,357	2,081
Hyperinflationary economies | Gross carrying amount | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	2,860
Balance at the end of the period	4,154	2,860
Hyperinflationary economies | Gross carrying amount | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	814
Hyperinflationary economies | Gross carrying amount | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	814
Hyperinflationary economies | Gross carrying amount | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	33,564
Balance at the end of the period	33,574	33,564
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(2,404)
Balance at the end of the period	(3,540)	(2,404)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(2,404)
Balance at the end of the period	(3,185)	(2,404)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Internally developed intangibles
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,362)
Balance at the end of the period	(1,465)	(1,362)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Other
Reconciliation of intangible assets other than goodwill
Balance at the beginning of the period	(1,042)
Balance at the end of the period	(1,720)	(1,042)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Non-amortizable intangible assets
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	(355)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Management contracts
Reconciliation of intangible assets other than goodwill
Balance at the end of the period	(355)
Hyperinflationary economies | Accumulated depreciation / amortization / impairment | Goodwill
Reconciliation of goodwill
Balance at the beginning of the period	(33,540)
Balance at the end of the period	€ (33,540)	€ (33,540)